Regulatory Assets and Liabilities (Tables)	3 Months Ended
Mar. 31, 2023
Schedule of Regulatory Assets and Liabilities

Regulatory assets and liabilities include the following:

	Dominion Energy		Virginia Power
	March 31, 2023	December 31, 2022	March 31, 2023	December 31, 2022
(millions)
Regulatory assets:
Deferred cost of fuel used in electric generation(1)	$537	$603	$118	$133
Deferred rider costs for Virginia electric utility(2)	90	152	90	152
Ash pond and landfill closure costs(3)	205	221	205	221
Deferred nuclear refueling outage costs(4)	66	83	66	83
NND Project costs(5)	138	138
Deferred early plant retirement charges(6)	169	226	169	226
Derivatives(7)	116	256	112	251
Other	186	204	60	74
Regulatory assets-current	1,507	1,883	820	1,140
Unrecognized pension and other postretirement benefit costs(8)	880	891	4	4
Deferred rider costs for Virginia electric utility(2)	496	363	496	363
Interest rate hedges(9)	169	169	—	—
AROs and related funding(10)	375	380
NND Project costs(5)	2,053	2,088
Ash pond and landfill closure costs(3)	2,033	2,051	2,030	2,049
Deferred cost of fuel used in electric generation(1)	1,400	1,551	1,400	1,551
Derivatives(7)	198	254	92	148
Other	504	518	129	132
Regulatory assets-noncurrent	8,108	8,265	4,151	4,247
Total regulatory assets	$9,615	$10,148	$4,971	$5,387
Regulatory liabilities:
Provision for future cost of removal and AROs(11)	111	111	111	111
Reserve for refunds and rate credits to electric utility customers(12)	109	125	14	25
Income taxes refundable through future rates(13)	99	100	65	65
Monetization of guarantee settlement(14)	67	67
Derivatives(7)	40	211	31	176
Other	94	134	88	129
Regulatory liabilities-current	520	748	309	506
Income taxes refundable through future rates(13)	3,145	3,169	2,256	2,272
Provision for future cost of removal and AROs(11)	1,752	1,731	1,148	1,135
Nuclear decommissioning trust(15)	1,812	1,685	1,812	1,685
Monetization of guarantee settlement(14)	686	702
Interest rate hedges(9)	107	240	107	240
Reserve for refunds and rate credits to electric utility customers(12)	298	325	—	—
Overrecovered other postretirement benefit costs(16)	146	140
Derivatives(7)	209	234	—	—
Other	255	191	234	167
Regulatory liabilities-noncurrent	8,410	8,417	5,557	5,499
Total regulatory liabilities	$8,930	$9,165	$5,866	$6,005

(1)
Reflects deferred fuel expenses for the Virginia and North Carolina jurisdictions of Virginia Power's electric generation operations and additionally for Dominion Energy, deferred fuel expenses for the South Carolina jurisdiction of its electric generation operations.
(2)
Reflects deferrals under Virginia Power’s electric transmission FERC formula rate and the deferral of costs associated with certain current and prospective rider projects. See Note 13 for additional information.
(3)
Primarily reflects legislation in Virginia which requires any CCR asset located at certain Virginia Power stations to be closed by removing the CCR to an approved landfill or through beneficial reuse. These deferred costs are expected to be collected over a period between 15 and 18 years commencing December 2021 through Rider CCR. Virginia Power is entitled to collect carrying costs on uncollected expenditures once expenditures have been made.
(4)
Legislation in Virginia requires Virginia Power to defer operation and maintenance costs incurred in connection with the refueling of any nuclear-powered generating plant. These deferred costs will be amortized over the refueling cycle, not to exceed 18 months.
(5)
Reflects expenditures by DESC associated with the NND Project, which pursuant to the SCANA Merger Approval Order, will be recovered from DESC electric service customers over a 20-year period ending in 2039.
(6)
Reflects amounts from the early retirements of certain coal- and oil-fired generating units to be amortized through 2023 in accordance with the settlement of the 2021 Triennial Review. See Note 13 to the Consolidated Financial Statements in the Companies’ Annual Report on Form 10-K for the year ended December 31, 2022 for additional information.
(7)
Represents changes in the fair value of derivatives, excluding separately presented interest rate hedges, that following settlement are expected to be recovered from or refunded to customers.
(8)
Represents unrecognized pension and other postretirement employee benefit costs expected to be recovered or refunded through future rates generally over the expected remaining service period of plan participants by certain of Dominion Energy's rate-regulated subsidiaries. Includes $308 million and $302 million of regulatory assets in aggregate at March 31, 2023 and December 31, 2022, respectively, related to retained pension and other postretirement benefit plan assets and obligations for the East Ohio, PSNC and Questar Gas Transactions which will be reclassified to AOCI upon closing of each transaction.
(9)
Reflects interest rate hedges recoverable from or refundable to customers. Certain of these instruments are settled and any related payments are being amortized into interest expense over the life of the related debt, which has a weighted-average useful life of approximately 25 years and 24 years for Dominion Energy and Virginia Power, respectively, as of March 31, 2023.
(10)
Represents deferred depreciation and accretion expense related to legal obligations associated with the future retirement of generation, transmission and distribution properties. The AROs primarily relate to DESC’s electric generating facilities, including Summer, and are expected to be recovered over the related property lives and periods of decommissioning which may range up to approximately 105 years.
(11)
Rates charged to customers by Dominion Energy and Virginia Power's regulated businesses include a provision for the cost of future activities to remove assets that are expected to be incurred at the time of retirement.
(12)
Reflects amounts previously collected from retail electric customers of DESC for the NND Project to be credited over an estimated 11-year period effective February 2019, in connection with the SCANA Merger Approval Order. Also reflects amounts to be refunded to jurisdictional retail electric customers in Virginia associated with the settlement of the 2021 Triennial Review. See Note 13 to the Consolidated Financial Statements in the Companies’ Annual Report on Form 10-K for the year ended December 31, 2022 for additional information.
(13)
Amounts recorded to pass the effect of reduced income taxes from the 2017 Tax Reform Act to customers in future periods, which will primarily reverse at the weighted average tax rate that was used to build the reserves over the remaining book life of the property, net of amounts to be recovered through future rates to pay income taxes that become payable when rate revenue is provided to recover AFUDC equity.
(14)
Reflects amounts to be refunded to DESC electric service customers over a 20-year period ending in 2039 associated with the monetization of a bankruptcy settlement agreement.
(15)
Primarily reflects a regulatory liability representing amounts collected from Virginia jurisdictional customers and placed in external trusts (including income, losses and changes in fair value thereon, as applicable) for the future decommissioning of Virginia Power's utility nuclear generation stations, in excess of the related AROs.
(16)
Reflects a regulatory liability for the collection of postretirement benefit costs allowed in rates in excess of expense incurred.